Judicial deposits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 450,676	R$ 550,319
Additions	82,619	116,761
Release in favor of the Company	(47,313)	(110,059)
Release in favor of the counterparty	(97,064)	(134,975)
Interest	26,826	28,655
Exchange rate variation	(26)	(25)
Ending balance	415,718	450,676
Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	191,161	259,468
Additions	8,816	3,628
Release in favor of the Company	(17,692)	(74,677)
Release in favor of the counterparty	(4,417)	(12,402)
Interest	14,793	15,144
Exchange rate variation
Ending balance	192,661	191,161
Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	194,906	246,007
Additions	68,124	88,489
Release in favor of the Company	(28,419)	(34,602)
Release in favor of the counterparty	(87,114)	(116,258)
Interest	8,770	11,295
Exchange rate variation	(26)	(25)
Ending balance	156,241	194,906
Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	64,609	44,844
Additions	5,679	24,644
Release in favor of the Company	(1,202)	(780)
Release in favor of the counterparty	(5,533)	(6,315)
Interest	3,263	2,216
Exchange rate variation
Ending balance	R$ 66,816	R$ 64,609